Other income - Summary of Other Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Government grants other income
generation based incentive	₨ 1,990	$ 24	₨ 2,029	₨ 1,846
viability gap funding	11	0	32	32
Compensation for loss of revenue	806	10	1,461	431
Gain on sale of property, plant and equipment	5	0	10	0
Insurance claim	470	6	265	63
Gain on derivative instruments designated as cash flow hedge (net)			29	16
Gain on disposal of subsidiaries (net) (refer Note 40)			214
Excess provisions written back	707	9	611
Commission on financial guarantee contracts (refer Note 46)			78
Miscellaneous income	478	6	389	455
Fair value gain on investment				27
Fair value change of mutual fund (including realised gain)	114	1	21
Total	₨ 4,581	$ 56	₨ 5,139	₨ 2,870